Supplement to Prospectus

HC Advisors Shares

Dated November 1, 2011

HC Capital Trust

The date of this Supplement is June 19, 2012

The Fixed Income Opportunity Portfolio:

The following supplements the “Specialist Manager Guide” beginning on page 121 of the Prospectus:

Fort Washington Investment Advisors, Inc. (“Fort Washington”) serves as a Specialist Manager for The Fixed Income Opportunity Portfolio. Fort Washington is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act. Fort Washington is located at 303 Broadway, Suite 1200, Cincinnati, OH 45202. As of June 30, 2011, TBCAM had total assets under management of approximately $39.3 billion in assets under management.

Messrs. White and Jossart, Bunn, Casey, Seagraves, Longi, and Burleson are the individuals primarily responsible for the day-to-day management of the portion of the Portfolio’s assets allocated to Fort Washington. Brendan White is a Managing Director and Senior Portfolio Manager for the High Yield strategy. He has led this strategy since its inception. In this role, he also manages the Credit Team and serves on the firm’s Senior Management Team. Mr. White joined the Firm in 1993. Prior to joining Fort Washington he was with Ohio Casualty Corporation where he was an analyst supporting the High Yield and Mortgage Backed Securities portfolios. Mr. White received a BS in Finance from The Ohio State University and an MBA from Xavier University. He is a CFA charter holder. Timothy Jossart is an Assistant Vice President, Assistant Portfolio Manager and a Senior Credit Analyst focusing on high yield fixed income securities. Timothy joined the firm in 1996 as a member of the Public Equity team before moving to High Yield in 2005. Prior to joining Fort Washington Tim worked for Star Bank in Cincinnati where he was an equity analyst supporting Trust Department investments. Prior to his work at Star Bank, he spent two and a half years as a credit analyst with PNC Bank overseeing corporate credits. Timothy received a BBA in Finance from the University of Wisconsin-Madison. He is a CFA charterholder.

For its services to the Portfolio, Fort Washington receives a fee at the annual rate of 0.40% of the first $25 million of the Combined Assets (as defined below) that may, from time to time, be allocated to it by the Adviser, 0.375% of the next $25 million, 0.3375% of the next $50 million, 0.25% of the next $100 million and 0.20% on all assets allocated to Fort Washington if the average daily net assets exceeds $200 million. For the purposes of computing Fort Washington’s fee for the Portfolio, the term “Combined Assets” shall mean the consolidated total amount of the assets managed by Fort Washington in The Fixed Income Opportunity Portfolio and certain other assets managed by Fort Washington for clients of Hirtle Callaghan and Co., LLC.

The Intermediate Term Municipal Bond Portfolio:

The Following replaces the third paragraph under Standish Mellon Asset Management Company LLC in the “Specialist Manager Guide” on page 129 of the Prospectus:

For its services to the Portfolio, Standish receives a fee, at the annual rate of 0.25% for the first $100 million of the “Combined Assets” of that portion of the Portfolio allocated to Standish and 0.15% of those Combined Assets (as defined below) exceeding $100 million, subject to a maximum annual fee of 0.20% of the average daily of net assets of the Portfolio. For the purposes of computing Standish’s fee for the Portfolio, the term “Combined Assets” shall mean the consolidated total amount of the assets managed by Standish in The Intermediate Term Municipal Bond Portfolio and certain other assets managed by Standish for clients of Hirtle Callaghan and Co., LLC.

The Fixed Income Opportunity Portfolio: (From the Supplement filed on May 1, 2012)

1.	The following replaces the “Annual Operating Expenses” table and example found on page 52 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.46%

Supplement to Advisors Shares Prospectus for HC Capital Trust

Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.79%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$81
3 Years	$252
5 Years	$439
10 Years	$978

2.	The following replaces the “Investment Subadvisers” section on page 56 of the Prospectus:

Seix, Fort Washington Investment Advisors, Inc. (“Fort Washington”) and PIMCO are the Specialist Managers for the Portfolio.

3.	The following supplements the “Portfolio Managers” section on page 56 of the Prospectus:

Fort Washington: Brendan White and Timothy Jossart have co-managed the portion of the Portfolio allocated to Fort Washington since May, 2012.

4.	The Following replaces the “Specialist Managers” section under “The Fixed Income Opportunity Portfolio” on page 96 of the Prospectus:

Specialist Managers. Seix Investment Advisors LLC (“Seix”), Fort Washington Investment Advisors, Inc. (“Fort Washington”) and Pacific Investment Management Company LLC (“PIMCO”) currently provides portfolio management services to this Portfolio. Further information about the Specialist Managers and the individual portfolio managers responsible for day-to-day investment decisions for the Portfolio appears in the “Specialist Manager Guide” included later in this Prospectus.

5.	The following supplements the “Specialist Managers” section under “The Fixed Income Opportunity Portfolio” on page 96 of the Prospectus:

The Fort Washington Investment Selection Process

Fort Washington combines a top down, risk control approach with a rigorous bottom up credit analysis approach. The first three steps of the process are iterative, top down steps that help reduce downside risk while improving the risk return tradeoff of the portfolio. Fort Washington then narrows the universe to a smaller subset that it believe has the most appropriate upside-downside trade-off. To this smaller universe of securities, Fort Washington applies an analysis that focuses on a variety of critical credit variables.

Top Down. The High Yield team screens the universe from a top-down perspective by focusing on those industries that are more stable and predictable while avoiding industries characterized by excessive volatility and cyclicality. Preference is given to industries with rational competition and profiles suitable for leverage. Given this industry bias, the High Yield team will generally overweight some industries and underweight others. The team then analyzes the macroeconomic and legislative environment, such as the outlook for GDP growth, consumer confidence and Federal Reserve activity and might adjust its industry positioning accordingly.

The initial securities universe is comprised of the entire High Yield market plus certain securities rated BBB at the time of investment (approximately 1000 – 1500 credits). This universe is restricted in order to exclude or de-emphasize:

•     Triple-C rated securities

Supplement to Advisors Shares Prospectus for HC Capital Trust

•     Deferred-pay securites (often issued by companies with insufficient cash flow to service debt instruments)

•     Subordinate debt/preferred stock

•     Companies in very cyclical industries (e.g. telecommunications, retail, restaurants, etc.)

•     Issues smaller than $200 million in size

Bottom Up. Once an analyst identifies a new credit opportunity that meets the strategy’s initial quality and risk/reward screening criteria, the analyst will informally present the credit to the portfolio manager for a viability opinion before moving on to in-depth research on the credit. Assuming the portfolio manager and analyst conclude that a particular credit deserves additional work, the analyst will then apply a rigorous bottom-up credit selection process to the issuer. This process aims to identify a number of key attributes: a strong market position and stable to improving trends; strong asset coverage that can support the investment in the event of credit deterioration; an appropriately leveraged and flexible capital structure; the ability to generate free cash flow as a means to de-leverage; ample access to capital; and exceptional and accessible management. The team assesses a company’s capital structure for its construction and flexibility and requires that corporate management be available for discussion at least once a quarter.

The credit analysts employ individual security credit analysis as well as relative value analysis for the credit’s sector and the high yield market. Individual credit analysis is performed in areas such as leverage ratios, capital structure, maturity schedules, liquidity, covenant packages, etc. Sector and market analysis examines the strength of a company’s business sector, growth strategies, corporate governance, management and overall competitive landscape. The portfolio manager works closely with the analysts to provide additional research regarding certain sectors of the high yield market.

The team exits positions that they feel have developed considerable downside risk. Positions are monitored for any adverse credit development which may trigger the sale or reassessment of the security. These developments are typically caused by a change in the economic outlook, a change in the credit’s outlook, or a negative or questionable change in the company’s management. Other factors that initiate a review and potential sale of a security include: a drop in the price of a security of 10 points versus the market, a decline in company fundamentals or an abrupt change in company management.

6.	The following replaces the paragraph with respect to “The Fixed Income Opportunity Portfolio” under “More Information About Fund Investments and Risks” on page 111 of the Prospectus:

The Fixed Income Opportunity Portfolio – The Portfolio is managed by three Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2011 of 81% Seix, 19% Fort Washington and 0% PIMCO.

The Growth Equity Portfolio and The Institutional Growth Equity Portfolio:

1.	The Following replaces the chart on page 126 of the “Specialist Manager Guide” with respect to Jennison Associates LLC (“Jennison”):

For Combined Assets of:	The maximum Jennison Fee* from the Portfolio would be:	The fee paid to Jennison would be:
$10 million or less	0.30% of the avg. daily net assets of the Jennison Account	0.75% of the avg. daily net assets of those Combined Assets

Supplement to Advisors Shares Prospectus for HC Capital Trust

Over $10 million to $40 million	0.30% of the avg. daily net assets of the Jennison Account	0.50% of the avg. daily net assets of those Combined Assets
Over $40 million to $65 million	0.30% of the avg. daily net assets of the Jennison Account	0.35% of the avg. daily net assets of those Combined Assets
Over $65 million to $400 million	0.25% of the avg. daily net assets of the Jennison Account	0.25% of the avg. daily net assets of those Combined Assets
Over $400 million to $1 billion	0.22% of the avg. daily net assets of the Jennison Account	0.22% of the avg. daily net assets of those Combined Assets
Over $1 billion to $5 billion	0.20% of the avg. daily net assets of the Jennison Account	0.20% of the avg. daily net assets of those Combined Assets
Over $5 billion	0.25% of the avg. daily net assets of the Jennison Account	0.25% of the avg. daily net assets of those Combined Assets

*	Under the Combined Fee Schedule, the Portfolio may pay less than the total fee rates shown above.

The Intermediate Term Municipal Bond Portfolio: (From the Supplement filed on February 27, 2012) Effective immediately, James Welch will no longer serve as a portfolio manager for The Intermediate Term Municipal Bond Portfolio managed by Standish Mellon Asset Management Company LLC (“Standish”).

1.	The following replaces the “Portfolio Managers” section on page 73 of the Prospectus:

Standish: Christine Todd and Daniel Marques have managed the Portfolio since December, 2009 and January, 2012, respectively.

2.	The following replaces the second paragraph under “Standish Mellon Asset Management Company LLC” in the “Specialist Manager Guide” on page 129 of the Prospectus:

Christine Todd and Daniel Marques are primarily responsible for the day-to-day management of The Intermediate Term Municipal Bond Portfolio’s assets. Ms. Todd is the President of Standish and division head of Tax Exempt Fixed Income and has been with Standish since 1995. Mr. Marques is a Director of Individual Portfolio Management and Senior Portfolio Manager for institutional accounts. He has been with Standish since 2000.

The Emerging Markets Portfolio: (From the Supplement filed on January 12, 2012) Effective immediately, Brad Aham will no longer serve as a portfolio manager for the portion of The Emerging Markets Portfolio managed by SSgA Funds Management, Inc.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Supplement to Advisors Shares Prospectus for HC Capital Trust

Supplement to Prospectus

Institutional Portfolios

HC Strategic Shares

Dated November 1, 2011

HC Capital Trust

The date of this Supplement is June 19, 2012

The Fixed Income Opportunity Portfolio:

The following supplements the “Specialist Manager Guide” beginning on page 84 of the Prospectus:

Fort Washington Investment Advisors, Inc. (“Fort Washington”) serves as a Specialist Manager for The Fixed Income Opportunity Portfolio. Fort Washington is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act. Fort Washington is located at 303 Broadway, Suite 1200, Cincinnati, OH 45202. As of June 30, 2011, TBCAM had total assets under management of approximately $39.3 billion in assets under management.

Messrs. White and Jossart, Bunn, Casey, Seagraves, Longi, and Burleson are the individuals primarily responsible for the day-to-day management of the portion of the Portfolio’s assets allocated to Fort Washington. Brendan White is a Managing Director and Senior Portfolio Manager for the High Yield strategy. He has led this strategy since its inception. In this role, he also manages the Credit Team and serves on the firm’s Senior Management Team. Mr. White joined the Firm in 1993. Prior to joining Fort Washington he was with Ohio Casualty Corporation where he was an analyst supporting the High Yield and Mortgage Backed Securities portfolios. Mr. White received a BS in Finance from The Ohio State University and an MBA from Xavier University. He is a CFA charter holder. Timothy Jossart is an Assistant Vice President, Assistant Portfolio Manager and a Senior Credit Analyst focusing on high yield fixed income securities. Timothy joined the firm in 1996 as a member of the Public Equity team before moving to High Yield in 2005. Prior to joining Fort Washington Tim worked for Star Bank in Cincinnati where he was an equity analyst supporting Trust Department investments. Prior to his work at Star Bank, he spent two and a half years as a credit analyst with PNC Bank overseeing corporate credits. Timothy received a BBA in Finance from the University of Wisconsin-Madison. He is a CFA charterholder.

For its services to the Portfolio, Fort Washington receives a fee at the annual rate of 0.40% of the first $25 million of the Combined Assets (as defined below) that may, from time to time, be allocated to it by the Adviser, 0.375% of the next $25 million, 0.3375% of the next $50 million, 0.25% of the next $100 million and 0.20% on all assets allocated to Fort Washington if the average daily net assets exceeds $200 million. For the purposes of computing Fort Washington’s fee for the Portfolio, the term “Combined Assets” shall mean the consolidated total amount of the assets managed by Fort Washington in The Fixed Income Opportunity Portfolio and certain other assets managed by Fort Washington for clients of Hirtle Callaghan and Co., LLC.

The Fixed Income Opportunity Portfolio: (From the Supplement filed on May 1, 2012)

1.	The following replaces the “Annual Operating Expenses” table and example found on page 35 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.46%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.54%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$55

Supplement to Institutional Prospectus for HC Capital Trust

3 Years	$173
5 Years	$302
10 Years	$677

2.	The following replaces the “Investment Subadvisers” section on page 39 of the Prospectus:

Seix, Fort Washington Investment Advisors, Inc. (“Fort Washington”) and PIMCO are the Specialist Managers for the Portfolio.

3.	The following supplements the “Portfolio Managers” section on page 39 of the Prospectus:

Fort Washington: Brendan White and Timothy Jossart have co-managed the portion of the Portfolio allocated to Fort Washington since May, 2012.

4.	The Following replaces the “Specialist Managers” section under “The Fixed Income Opportunity Portfolio” on page 61 of the Prospectus:

Specialist Managers. Seix Investment Advisors LLC (“Seix”), Fort Washington Investment Advisors, Inc. (“Fort Washington”) and Pacific Investment Management Company LLC (“PIMCO”) currently provides portfolio management services to this Portfolio. Further information about the Specialist Managers and the individual portfolio managers responsible for day-to-day investment decisions for the Portfolio appears in the “Specialist Manager Guide” included later in this Prospectus.

5.	The following supplements the “Specialist Managers” section under “The Fixed Income Opportunity Portfolio” on page 61 of the Prospectus:

The Fort Washington Investment Selection Process

Fort Washington combines a top down, risk control approach with a rigorous bottom up credit analysis approach. The first three steps of the process are iterative, top down steps that help reduce downside risk while improving the risk return tradeoff of the portfolio. Fort Washington then narrows the universe to a smaller subset that it believe has the most appropriate upside-downside trade-off. To this smaller universe of securities, Fort Washington applies an analysis that focuses on a variety of critical credit variables.

Top Down. The High Yield team screens the universe from a top-down perspective by focusing on those industries that are more stable and predictable while avoiding industries characterized by excessive volatility and cyclicality. Preference is given to industries with rational competition and profiles suitable for leverage. Given this industry bias, the High Yield team will generally overweight some industries and underweight others. The team then analyzes the macroeconomic and legislative environment, such as the outlook for GDP growth, consumer confidence and Federal Reserve activity and might adjust its industry positioning accordingly.

The initial securities universe is comprised of the entire High Yield market plus certain securities rated BBB at the time of investment (approximately 1000 – 1500 credits). This universe is restricted in order to exclude or de-emphasize:

•     Triple-C rated securities

•     Deferred-pay securities (often issued by companies with insufficient cash flow to service debt instruments)

•     Subordinate debt/preferred stock

•     Companies in very cyclical industries (e.g. telecommunications, retail, restaurants, etc.)

•     Issues smaller than $200 million in size

Bottom Up. Once an analyst identifies a new credit opportunity that meets the strategy’s initial quality and risk/reward screening criteria, the analyst will informally present the credit to the portfolio manager for a viability opinion before moving on to

Supplement to Institutional Prospectus for HC Capital Trust

in-depth research on the credit. Assuming the portfolio manager and analyst conclude that a particular credit deserves additional work, the analyst will then apply a rigorous bottom-up credit selection process to the issuer. This process aims to identify a number of key attributes: a strong market position and stable to improving trends; strong asset coverage that can support the investment in the event of credit deterioration; an appropriately leveraged and flexible capital structure; the ability to generate free cash flow as a means to de-leverage; ample access to capital; and exceptional and accessible management. The team assesses a company’s capital structure for its construction and flexibility and requires that corporate management be available for discussion at least once a quarter.

The credit analysts employ individual security credit analysis as well as relative value analysis for the credit’s sector and the high yield market. Individual credit analysis is performed in areas such as leverage ratios, capital structure, maturity schedules, liquidity, covenant packages, etc. Sector and market analysis examines the strength of a company’s business sector, growth strategies, corporate governance, management and overall competitive landscape. The portfolio manager works closely with the analysts to provide additional research regarding certain sectors of the high yield market.

The team exits positions that they feel have developed considerable downside risk. Positions are monitored for any adverse credit development which may trigger the sale or reassessment of the security. These developments are typically caused by a change in the economic outlook, a change in the credit’s outlook, or a negative or questionable change in the company’s management. Other factors that initiate a review and potential sale of a security include: a drop in the price of a security of 10 points versus the market, a decline in company fundamentals or an abrupt change in company management.

6.	The following replaces the paragraph with respect to “The Fixed Income Opportunity Portfolio” under “More Information About Fund Investments and Risks” on page 74 of the Prospectus:

The Fixed Income Opportunity Portfolio – The Portfolio is managed by three Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2011 of 81% Seix, 19% Fort Washington and 0% PIMCO.

The Institutional Growth Equity Portfolio:

1.	The Following replaces the chart on page 88 of the “Specialist Manager Guide” with respect to Jennison Associates LLC (“Jennison”):

For Combined Assets of:	The maximum Jennison Fee* from the Portfolio would be:	The fee paid to Jennison would be:
$10 million or less	0.30% of the avg. daily net assets of the Jennison Account	0.75% of the avg. daily net assets of those Combined Assets
Over $10 million to $40 million	0.30% of the avg. daily net assets of the Jennison Account	0.50% of the avg. daily net assets of those Combined Assets
Over $40 million to $65 million	0.30% of the avg. daily net assets of the Jennison Account	0.35% of the avg. daily net assets of those Combined Assets
Over $65 million to $400 million	0.25% of the avg. daily net assets of the Jennison Account	0.25% of the avg. daily net assets of those Combined Assets
Over $400 million to $1 billion	0.22% of the avg. daily net assets of the Jennison Account	0.22% of the avg. daily net assets of those Combined Assets
Over $1 billion to $5 billion	0.20% of the avg. daily net assets of the Jennison Account	0.20% of the avg. daily net assets of those Combined Assets
Over $5 billion	0.25% of the avg. daily net assets of the Jennison Account	0.25% of the avg. daily net assets of those Combined Assets

Supplement to Institutional Prospectus for HC Capital Trust

*	Under the Combined Fee Schedule, the Portfolio may pay less than the total fee rates shown above.

The Emerging Markets Portfolio: (From the Supplement filed on January 12, 2012) Effective immediately, Brad Aham will no longer serve as a portfolio manager for the portion of The Emerging Markets Portfolio managed by SSgA Funds Management, Inc.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Supplement to Institutional Prospectus for HC Capital Trust

Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2011

HC Capital Trust

The date of this Supplement is June 19, 2012

The Intermediate Term Municipal Bond Portfolio:

The Following replaces the third paragraph under Standish Mellon Asset Management Company LLC in the “Specialist Manager Guide” on page 79 of the Prospectus:

For its services to the Portfolio, Standish receives a fee, at the annual rate of 0.25% for the first $100 million of the “Combined Assets” of that portion of the Portfolio allocated to Standish and 0.15% of those Combined Assets (as defined below) exceeding $100 million, subject to a maximum annual fee of 0.20% of the average daily of net assets of the Portfolio. For the purposes of computing Standish’s fee for the Portfolio, the term “Combined Assets” shall mean the consolidated total amount of the assets managed by Standish in The Intermediate Term Municipal Bond Portfolio and certain other assets managed by Standish for clients of Hirtle Callaghan and Co., LLC.

The Growth Equity Portfolio: (From the Supplement filed on May 1, 2012)

1.	The Following replaces the chart on page 78 of the “Specialist Manager Guide” with respect to Jennison Associates LLC (“Jennison”):

For Combined Assets of:	The maximum Jennison Fee* from the Portfolio would be:	The fee paid to Jennison would be:
$10 million or less	0.30% of the avg. daily net assets of the Jennison Account	0.75% of the avg. daily net assets of those Combined Assets
Over $10 million to $40 million	0.30% of the avg. daily net assets of the Jennison Account	0.50% of the avg. daily net assets of those Combined Assets
Over $40 million to $65 million	0.30% of the avg. daily net assets of the Jennison Account	0.35% of the avg. daily net assets of those Combined Assets
Over $65 million to $400 million	0.25% of the avg. daily net assets of the Jennison Account	0.25% of the avg. daily net assets of those Combined Assets
Over $400 million to $1 billion	0.22% of the avg. daily net assets of the Jennison Account	0.22% of the avg. daily net assets of those Combined Assets
Over $1 billion to $5 billion	0.20% of the avg. daily net assets of the Jennison Account	0.20% of the avg. daily net assets of those Combined Assets
Over $5 billion	0.25% of the avg. daily net assets of the Jennison Account	0.25% of the avg. daily net assets of those Combined Assets

*	Under the Combined Fee Schedule, the Portfolio may pay less than the total fee rates shown above.

The Intermediate Term Municipal Bond Portfolio: (From the Supplement filed on February 27, 2012) Effective immediately, James Welch will no longer serve as a portfolio manager for The Intermediate Term Municipal Bond Portfolio managed by Standish Mellon Asset Management Company LLC (“Standish”).

1.	The following replaces the “Portfolio Managers” section on page 38 of the Prospectus:

Standish: Christine Todd and Daniel Marques have managed the Portfolio since December, 2009 and January, 2012, respectively.

2.	The following replaces the second paragraph under “Standish Mellon Asset Management Company LLC” in the “Specialist Manager Guide” on page 79 of the Prospectus:

Supplement to Prospectus for HC Capital Trust

Christine Todd and Daniel Marques are primarily responsible for the day-to-day management of The Intermediate Term Municipal Bond Portfolio’s assets. Ms. Todd is the President of Standish and division head of Tax Exempt Fixed Income and has been with Standish since 1995. Mr. Marques is a Director of Individual Portfolio Management and Senior Portfolio Manager for institutional accounts. He has been with Standish since 2000.

The Emerging Markets Portfolio: (From the Supplement filed on January 12, 2012) Effective immediately, Brad Aham will no longer serve as a portfolio manager for the portion of The Emerging Markets Portfolio managed by SSgA Funds Management, Inc.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Supplement to Prospectus for HC Capital Trust